Produced Content, Net	12 Months Ended
Dec. 31, 2024
Film, Capitalized Cost [Abstract]
PRODUCED CONTENT, NET
9.
PRODUCED CONTENT, NET

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Released, less amortization and impairment
— Predominantly monetized with other contents	4,444,887	5,113,933	700,606
— Predominantly monetized on its own	61,516	20,508	2,810
	4,506,403	5,134,441	703,416
In production, less impairment
— Predominantly monetized with other contents	7,630,099	8,108,506	1,110,861
— Predominantly monetized on its own	244,787	255,380	34,987
	7,874,886	8,363,886	1,145,848
In development, less impairment
— Predominantly monetized with other contents	946,586	1,160,622	159,005
— Predominantly monetized on its own	49,110	48,920	6,701
	995,696	1,209,542	165,706
	13,376,985	14,707,869	2,014,970

Amortization expense for produced content predominantly monetized with other content assets of RMB4,556,960, RMB5,207,542, RMB5,253,938 (US$719,787) and for produced content predominantly monetized on its own of RMB735,169, RMB1,088,244, RMB543,712 (US$74,488) was recognized as “Cost of revenues” in the consolidated statements of comprehensive (loss)/income for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2024, approximately RMB307,632 (US$42,145) of accrued participation cost liabilities will be paid during the upcoming operating cycle.

Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
Within 1 year	1,585,798	217,253
Between 1 and 2 years	849,132	116,331
Between 2 and 3 years	654,746	89,700